PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                                 ANNUAL REPORT






                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Permanent Portfolio Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Permanent Portfolio Family of Funds, Inc. (comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), as of January 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All periods indicated in the accompanying financial highlights ending prior to February 1, 1994, were audited by other auditors whose report dated March 18, 1994, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of January 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Permanent Portfolio Family of Funds, Inc. as of January 31, 1998, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

As discussed in Note 8 to the financial statements, the Securities and Exchange Commission is involved in public administrative and cease-and-desist proceedings against the Fund's investment adviser and two of the Fund's directors and officers, for which no decision has been rendered.


                                                          KPMG PEAT MARWICK LLP

San Francisco, California
March 6, 1998, except as to Note 9, which is as of March 10, 1998

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                January 31, 1998



                             ASSETS AND LIABILITIES


ASSETS
Investments  at  market  value  (Notes  1,  2, 4 & 5):
  Investments  other  than securities:
     Gold assets  ..............................................................
     Silver assets  ............................................................
     Swiss franc deposits  .....................................................



  Swiss franc bonds  ...........................................................
  Stocks of United States and foreign real estate and natural resource companies
  Aggressive growth stock investments  .........................................
  Corporate bonds  .............................................................
  United States Treasury securities  ...........................................

     Total investments (identified cost $64,013,093; $92,985,819;  $22,816,884 and $11,554,935, respectively)

Cash  ..........................................................................
Accounts receivable for shares of the portfolio sold  ..........................
Accrued interest, dividends and foreign taxes receivable  ......................


    Total assets


LIABILITIES
Bank overdraft  ................................................................
Accounts payable for shares of the portfolio redeemed  .........................
Accrued investment advisory fee  ...............................................
Accrued directors' and officers' fees and expenses  ............................
Accrued excise tax  ............................................................

    Total liabilities

    Net assets applicable to outstanding shares

                                   NET ASSETS
Capital stock - par value $.001 per share:
    Authorized - 100,000,000; 100,000,000; 10,000,000 and 25,000,000 shares, respectively
    Outstanding - 3,725,465; 1,394,397; 398,686 and 354,839 shares, respectively  ..............................................................

Paid-in capital  ...............................................................


Undistributed net investment income (loss) (Note 1)  ...........................
Accumulated net realized gain (loss) on investments  ...........................
Net unrealized appreciation of investments .....................................
Net unrealized depreciation on translation of assets and liabilities in foreign currencies  ....................................................................

Net assets applicable to outstanding shares

Net asset value per share



                            See accompanying notes.


       Permanent Portfolio     Treasury Bill Portfolio     Versatile Bond Portfolio     Aggressive Growth Portfolio
       -------------------     -----------------------     ------------------------     ---------------------------

          $ 14,089,384             $          -                $           -                $          -
             3,707,561                        -                            -                           -
               944,541                        -                            -                           -
          ------------             ------------                -------------                ------------
            18,741,486                        -                            -                           -

             5,924,376                        -                            -                           -
            10,656,456                        -                            -                           -
            11,608,580                        -                            -                  19,980,711
               403,422                        -                   22,914,727                           -
            23,020,216               92,997,650                            -                           -
          ------------             ------------                -------------                ------------

            70,354,536               92,997,650                   22,914,727                  19,980,711

               122,527                        -                       64,006                           -
               157,650                  108,668                        6,647                       5,895
               648,578                1,387,367                      417,182                       4,089
          ------------             ------------                -------------                ------------

            71,283,291               94,493,685                   23,402,562                  19,990,695



                     -                   86,504                            -                       8,977
                 2,307                   28,146                        4,218                       6,339
                66,917                   50,255                       15,099                      18,785
                 5,215                    7,531                        1,526                       1,101
               110,291                  121,407                       26,801                           -
          ------------             ------------                -------------                ------------
               184,730                  293,843                       47,644                      35,202
          ------------             ------------                -------------                ------------
          $ 71,098,561             $ 94,199,842                $  23,354,918                $ 19,955,493
          ============             ============                =============                ============



          $      3,725             $      1,394                $         399                $        355

            55,745,373               93,826,392                   21,674,835                  11,694,159
          ------------             ------------                -------------                ------------
            55,749,098               93,827,786                   21,675,234                  11,694,514


             6,831,523                  520,264                    1,725,080                     (70,175)
             2,212,888                 (160,039)                    (143,239)                    (94,622)
             6,341,443                   11,831                       97,843                   8,425,776

               (36,391)                       -                            -                           -
          ------------             ------------                -------------                ------------
          $ 71,098,561             $ 94,199,842                $  23,354,918                $ 19,955,493
          ============             ============                =============                ============
              $19.08                   $67.56                       $58.58                     $56.24
              ======                   ======                       ======                     ======

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                           Year ended January 31, 1998





Investment income:
  Interest  ....................................................................
  Dividends  ...................................................................


Expenses (Notes 3, 6 & 8):
  Investment advisory fee  .....................................................
  Directors' fees and expenses  ................................................
  Officers' salary expense  ....................................................
  Excise tax  ..................................................................
  Regulatory expense  ..........................................................
  Commitment fee  ..............................................................

  Total expenses
  Less waiver of investment advisory fee  ......................................

    Net expenses


Net investment income (loss) before foreign income taxes deducted at source

Less foreign income taxes deducted at source, net of refundable taxes  .........


Net investment income (loss)


Realized and unrealized gain on investments  and foreign  currency
  (Notes 1, 2, 4 & 5):
Net realized gain (loss) on:
  Investments in unaffiliated issuers  .........................................
  Investments other than securities ............................................



Change in unrealized appreciation (depreciation) of:
  Investments  .................................................................
  Translation of assets and liabilities in foreign currencies  .................


Net realized and unrealized gain on investments
  and foreign currency
Net increase in net assets resulting
  from operations













                            See accompanying notes.





      Permanent Portfolio      Treasury Bill Portfolio     Versatile Bond Portfolio      Aggressive Growth Portfolio
      -------------------      ----------------------      ------------------------      ---------------------------
          $  2,251,424              $  5,150,212               $   1,358,348                  $     17,287
               516,418                         -                           -                       136,751
          ------------              ------------               -------------                  ------------
             2,767,842                 5,150,212                   1,358,348                       154,038

               800,234                 1,116,994                     256,817                       202,493
                49,719                    68,462                      14,785                        13,268
                61,485                    88,804                      17,999                        12,980
               110,291                   121,407                      26,801                             -
               325,585                   293,026                           -                        32,558
                 2,500                         -                           -                             -
          ------------              ------------               -------------                  ------------
             1,349,814                 1,688,693                     316,402                       261,299
                     -                   494,877                      85,809                             -
          ------------              ------------               -------------                  ------------
             1,349,814                 1,193,816                     230,593                       261,299
          ------------              ------------               -------------                  ------------

             1,418,028                 3,956,396                   1,127,755                      (107,261)

                15,036                         -                           -                             -
          ------------              ------------               -------------                  ------------

             1,402,992                 3,956,396                   1,127,755                      (107,261)
          ------------              ------------               -------------                  ------------




             3,126,145                    (7,073)                    (16,422)                      (92,993)
              (902,108)                        -                           -                             -
          ------------              ------------               -------------                  ------------
             2,224,037                    (7,073)                    (16,422)                      (92,993)


             1,508,317                     8,758                      72,273                     3,976,486
                11,615                         -                           -                             -
          ------------              ------------               -------------                  ------------


             3,743,969                     1,685                      55,851                     3,883,493
          ------------              ------------               -------------                  ------------
          $  5,146,961              $  3,958,081               $   1,183,606                  $  3,776,232
          ============              ============               =============                  ============

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS






                                                                                              Permanent Portfolio
                                                                                    -----------------------------------
                                                                                       Year ended          Year ended
                                                                                    January 31, 1998   January 31, 1997
                                                                                    ----------------   ----------------
Operations:
  Net investment income (loss)  ..............................................         $  1,402,992       $  2,083,023
  Net realized gain (loss) on investments  ...................................            2,224,037          1,296,441
  Net realized gain on foreign currency transactions  ........................                    -             10,793
  Change in unrealized appreciation (depreciation) of investments  ...........            1,508,317         (2,950,852)
  Change in unrealized appreciation (depreciation) on translation of
     assets and liabilities in foreign currencies  ...........................               11,615            (56,724)
                                                                                       ------------       ------------
Net increase in net assets resulting from operations                                      5,146,961            382,681

Equalization on shares issued and redeemed:  .................................             (497,147)          (249,430)

Distributions to shareholders from:
  Net investment income  .....................................................           (1,233,055)        (1,647,665)
  Net realized gain on investments  ..........................................           (1,305,588)          (352,938)

Capital stock transactions exclusive of amounts allocated to undistributed
  net investment income (Note 7):  ...........................................           (4,004,133)        (1,781,916)
                                                                                       ------------       ------------
  Net increase (decrease) in net assets                                                  (1,892,962)        (3,649,268)

  Net assets at beginning of year                                                        72,991,523         76,640,791
                                                                                       ------------       ------------

  Net assets at end of year (including  undistributed  net investment income
    (loss) of $6,831,523 and $7,322,418; $520,264 and $2,263,201; $1,725,080
    and $1,556,933; $(70,175) and $122,708, respectively)                              $ 71,098,561       $ 72,991,523
                                                                                       ============       ============























                            See accompanying notes.

         Treasury Bill Portfolio                  Versatile Bond Portfolio              Aggressive Growth Portfolio
------------------------------------       -----------------------------------   --------------------------------------
   Year ended          Year ended             Year ended         Year ended         Year ended            Year ended
January 31, 1998    January 31, 1997       January 31, 1998   January 31, 1997   January 31, 1998      January 31, 1997
----------------    ----------------       ----------------   ----------------   ----------------      ----------------

  $  3,956,396       $   4,677,086         $  1,127,755        $  1,024,523       $   (107,261)          $     77,145
        (7,073)             (2,228)             (16,422)              9,404            (92,993)               992,038
             -                   -                    -                   -                  -                      -
         8,758             (55,884)              72,273            (148,138)         3,976,486              1,106,794

             -                   -                    -                   -                  -                      -
  ------------       -------------         ------------        ------------       ------------           ------------
     3,958,081           4,618,974            1,183,606             885,789          3,776,232              2,175,977

      (853,426)         (1,052,143)              86,852              16,284              4,600                 34,901


    (3,465,235)         (4,430,015)            (588,840)           (699,991)           (65,240)               (86,850)
             -                   -                    -                   -           (992,338)               (17,370)


   (10,781,113)         (8,462,596)           1,328,359           1,005,692          1,814,900              2,244,098
  ------------       -------------         ------------        ------------       ------------           ------------
   (11,141,693)         (9,325,780)           2,009,977           1,207,774          4,538,154              4,350,756

   105,341,535         114,667,315           21,344,941          20,137,167         15,417,339             11,066,583
  ------------       -------------         ------------        ------------       ------------           ------------



  $ 94,199,842       $ 105,341,535         $ 23,354,918        $ 21,344,941       $ 19,955,493           $ 15,417,339
  ============       =============         ============        ============       ============           ============



                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 1998



     Quantity                                                                                            Market Value
-----------------                                                                                        ------------

                     GOLD ASSETS - 19.82% of Total Net Assets
  11,997 Troy Oz.     Gold bullion (a)  .........................................................        $  3,633,974

  33,383 Coins        One-ounce gold coins (a) ..................................................          10,403,812

   4,297 Units        United States Gold Trust (a)(b) ...........................................              51,598
                                                                                                         ------------
                        Total Gold Assets (Cost $17,869,069)                                             $ 14,089,384
                                                                                                         ------------
                     SILVER ASSETS - 5.21% of Total Net Assets
 351,133 Troy Oz.     Silver bullion (a) ........................................................        $  2,150,691

     379 Bags         Silver coins (a) ..........................................................           1,556,870
                                                                                                         ------------
                        Total Silver Assets (Cost $3,126,799)                                            $  3,707,561
                                                                                                         ------------

Principal Amount     SWISS FRANC ASSETS - 9.66% of Total Net Assets
----------------
 CHF 1,399,244        Swiss francs in interest-bearing bank accounts ............................        $    944,541
                                                                                                         ------------
 CHF 3,700,000        5.250% Swiss Confederation bonds, 02-11-98 ................................           2,499,136
 CHF 4,000,000        4.000% Swiss Confederation bonds, 03-10-99 ................................           2,778,993
 CHF   820,000        7.000% Swiss Confederation bonds, 07-09-01 ................................             646,247
                                                                                                         ------------
                        Total Swiss Confederation bonds                                                     5,924,376
                                                                                                         ------------
                        Total Swiss Franc Assets (Cost $7,182,260)                                       $  6,868,917
                                                                                                         ------------

       Number        STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
      Of Shares      RESOURCE COMPANIES - 14.99% of Total Net Assets
      ---------
                     NATURAL RESOURCES -  4.66% of Total Net Assets
        14,300        Broken Hill Proprietary, Ltd. (c) .........................................        $    279,744
        12,000        Burlington Resources, Inc. ................................................             513,000
        17,200        Cyprus Amax Minerals Company  .............................................             270,900
        26,600        Forest Oil Corporation (a) ................................................             375,725
        15,200        Inco, Ltd. ................................................................             269,800
        20,000        Pogo Producing Company ....................................................             567,500
        29,000        Santa Fe Energy Resources, Inc. (a)  ......................................             304,500
         4,439        Texaco, Inc. ..............................................................             231,105
        10,000        Weyerhaeuser Company  .....................................................             498,125
                                                                                                         ------------
                                                                                                         $  3,310,399













                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 1998

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    REAL ESTATE - 10.33% of Total Net Assets
  22,000              BRE Properties, Inc. Class A ..............................................       $   606,375
  31,000              Burnham Pacific Properties, Inc. ..........................................           463,063
  23,500              Federal Realty Investment Trust ...........................................           581,625
  29,000              HRE Properties ............................................................           547,375
  47,000              IRT Property Company ......................................................           552,250
  25,000              MGI Properties ............................................................           625,000
  21,000              New Plan Realty Trust .....................................................           530,250
  20,100              Pennsylvania Real Estate Investment Trust .................................           492,450
  27,500              Security Capital Pacific Trust ............................................           647,969
  15,000              Texas Pacific Land Trust ..................................................           697,500
  40,000              United Dominion Realty Trust, Inc. ........................................           555,000
  31,900              Washington Real Estate Investment Trust ...................................           534,325
  37,300              Western Investment Real Estate Trust ......................................           512,875
                                                                                                        -----------
                                                                                                        $ 7,346,057
                                                                                                        -----------
                         Total Stocks of United States and Foreign Real Estate and Natural
                         Resource Companies (Cost $6,664,419)                                           $10,656,456
                                                                                                        -----------

                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 16.33% of Total Net Assets


                     CHEMICALS - .45% of Total Net Assets
   4,000              Air Products & Chemicals, Inc.  ...........................................       $   320,250
                                                                                                        -----------
                                                                                                        $   320,250
                     COMPUTER SOFTWARE - 1.55% of Total Net Assets
   7,000              Autodesk, Inc. ............................................................       $   270,375
       1              Symantec Corporation warrant (a)(d) .......................................           832,432
                                                                                                        -----------
                                                                                                        $ 1,102,807
                     CONSTRUCTION - .13% of Total Net Assets
   2,500              Fluor Corporation  ........................................................       $    94,219
                                                                                                        -----------
                                                                                                        $    94,219














                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 1998

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                     DATA PROCESS1NG - .55% of Total Net Assets
   5,000              Hewlett-Packard Company ...................................................        $  300,000
   4,000              Seagate Technology, Inc. (a) ..............................................            92,750
                                                                                                         ----------
                                                                                                         $  392,750
                     ELECTRICAL AND ELECTRONICS - 1.19% of Total Net Assets
  12,000              DSC Communications Corporation (a)  .......................................        $  240,000
   4,000              Intel Corporation  ........................................................           324,000
  10,000              National Semiconductor Corporation (a) ....................................           281,250
                                                                                                         ----------
                                                                                                         $  845,250
                     ENTERTAINMENT AND LEISURE - 1.75% of Total Net Assets
   2,500              The Walt Disney Company  ..................................................        $  266,406
   3,000              Harcourt General, Inc.  ...................................................           159,938
  16,000              Harrah's Entertainment, Inc. (a)  .........................................           352,000
   4,625              Promus Hotel Corporation (a) ..............................................           208,992
   4,200              Tribune Company  ..........................................................           255,150
                                                                                                         ----------
                                                                                                         $1,242,486
                     FINANCIAL SERVICES - 3.29% of Total Net Assets
   3,000              Bank of New York, Inc. warrants (a) .......................................        $  477,000
   7,193              Bank of Petaluma (a) ......................................................           243,663
   7,000              Bear Stearns Companies, Inc.  .............................................           292,688
   6,600              Morgan Stanley, Dean Witter, Discover & Company  ..........................           385,275
  13,500              The Charles Schwab Corporation  ...........................................           492,750
   8,000              State Street Corporation  .................................................           448,000
                                                                                                         ----------
                                                                                                         $2,339,376
                     MANUFACTURING - 3.21% of Total Net Assets
  23,000              Collins Industries, Inc. warrants (a)  ....................................        $      719
   6,000              Harley-Davidson, Inc. .....................................................           150,750
   3,000              Harnischfeger Industries, Inc. ............................................           105,000
   7,000              Illinois Tool Works, Inc.  ................................................           389,813
   9,000              Mattel, Inc.  .............................................................           364,500
   2,000              NACCO Industries, Inc. Class A  ...........................................           200,875
   8,000              NACCO Industries, Inc. Class B  ...........................................           803,500
   6,000              Parker-Hannifin Corporation  ..............................................           262,125
                                                                                                         ----------
                                                                                                         $2,277,282







                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 1998

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    OIL AND OILFIELD SERVICES - .85% of Total Net Assets
   20,000            Parker Drilling Company (a)  ...............................................       $   232,500
   48,200            Wainoco Oil Corporation (a)  ...............................................           373,550
                                                                                                        -----------
                                                                                                        $   606,050

                    PHARMACEUTICALS - .91% of Total Net Assets
    5,000            Abbott Laboratories  .......................................................       $   354,063
    2,400            Biogen, Inc. (a)  ..........................................................            98,700
    7,000            Genzyme Corporation (General Division) (a)  ................................           186,813
    1,245            Genzyme Corporation Tissue Repair (a)  .....................................             8,871
                                                                                                        -----------
                                                                                                        $   648,447
                    RETAIL - .73% of Total Net Assets
   12,000            Costco Companies, Inc. (a)  ................................................       $   520,500
                                                                                                        -----------
                                                                                                        $   520,500
                    TRANSPORTATION - .97% of Total Net Assets
    8,000            ASA Holdings, Inc.  ........................................................       $   276,000
   13,800            Kansas City Southern Industries, Inc.  .....................................           413,138
                                                                                                        -----------
                                                                                                        $   689,138
                    MISCELLANEOUS - .75% of Total Net Assets
    3,600            Lockheed Martin Corporation  ...............................................       $   374,625
    2,800            Temple-Inland, Inc.  .......................................................           155,400
                                                                                                        -----------
                                                                                                        $   530,025
                                                                                                        -----------

                      Total Aggressive Growth Stock Investments (Cost $3,519,025)                       $11,608,580
                                                                                                        -----------











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

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 1998


    Principal Amount                                                                                     Market Value
    ----------------                                                                                     ------------
                     DOLLAR ASSETS - 32.94% of Total Net Assets

                     CORPORATE BONDS - .56% of Total Net Assets
    $   100,000       8.750% Dillard Department Stores, Inc., 06-15-98 ..........................        $    101,153
        100,000       8.300% Hertz Corporation, 02-02-98 ........................................             100,070
        100,000       9.000% Philip Morris Companies, Inc., 05-15-98 ............................             100,992
        100,000       9.375% Virginia Electric & Power Company, 06-01-98 ........................             101,207
                                                                                                         ------------
                                                                                                         $    403,422

                     UNITED STATES TREASURY SECURITIES - 32.38% of Total Net Assets
     41,000,000       United States Treasury bond strips (Principal only) 5.990%, 05-15-18(e) ...        $ 12,377,900
        800,000       United States Treasury bonds 6.250%, 08-15-23  ............................             838,616
      2,000,000       United States Treasury notes 5.875%, 01-31-99  ............................           2,012,020
      3,000,000       United States Treasury notes 7.750%, 01-31-00  ............................           3,135,510
      1,500,000       United States Treasury notes 5.625%, 01-31-01  ............................           1,496,025
        625,000       United States Treasury bills 4.380%, 02-05-98 (e)  ........................             624,625
      2,600,000       United States Treasury bills 5.370%, 07-23-98 (e)(g) ......................           2,535,520
                                                                                                         ------------
                                                                                                         $ 23,020,216
                                                                                                         ------------

                        Total Dollar Assets (Cost $25,651,521)                                           $ 23,423,638
                                                                                                         ------------
                        Total Portfolio - 98.95% of total net assets (identified cost $64,013,093)(f)    $ 70,354,536
                        Other assets, less liabilities (1.05% of total net assets)                            744,025
                                                                                                         ------------
                        Net assets applicable to outstanding shares                                      $ 71,098,561
                                                                                                         ============

                        Note:(a) Non-income producing.
                             (b) Affiliated investment trust.
                             (c) Sponsored ADR.
                             (d) Market value determined by the Board of Directors.
                             (e) Interest rate represents yield to maturity.
                             (f) Aggregate cost for Federal income tax purposes was $56,604,551.
                             (g) Collateral supporting line of credit(see Note 6).



















                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                           THE TREASURY BILL PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 1998


    Principal Amount                                                                                      Market Value
    ----------------                                                                                      ------------
                     UNITED STATES TREASURY SECURITIES - 98.72% of Total Net Assets
    $ 21,000,000      United States Treasury notes 5.125%, 02-28-98 .............................        $  20,997,060
      20,000,000      United States Treasury notes 5.125%, 03-31-98 .............................           19,999,000
      25,000,000      United States Treasury notes 5.125%, 04-30-98 .............................           24,997,000
      27,000,000      United States Treasury notes 5.375%, 05-31-98 .............................           27,004,590
                                                                                                         -------------
                        Total Portfolio - 98.72% of total net assets (identified cost $92,985,819)(a)    $  92,997,650
                        Other assets, less liabilities (1.28% of total net assets)                           1,202,192
                                                                                                         -------------
                        Net assets applicable to outstanding shares                                      $  94,199,842
                                                                                                         =============

                        Note:(a) Aggregate cost for Federal income tax purposes.







































                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 1998

   Principal Amount                                                                                      Market Value
   ----------------                                                                                      ------------
                     CORPORATE BONDS - 98.12% of Total Net Assets

                     BEVERAGES - 13.20% of Total Net Assets
    $ 1,000,000       8.750% Anheuser-Busch Companies, Inc., 12-01-99  ..........................        $  1,052,100
      1,000,000       7.875% Coca Cola Company, 09-15-98  .......................................           1,015,350
      1,000,000       7.625% PepsiCo, Inc., 11-01-98 ............................................           1,015,520
                                                                                                         ------------
                                                                                                         $  3,082,970
                     ELECTRIC UTILITIES - 12.13% of Total Net Assets
        900,000       5.000% Gulf Power Company, 07-01-98  ......................................        $    898,659
      1,000,000       7.500% Southern California Edison Company, 04-15-99 .......................           1,022,020
        900,000       9.375% Virginia Electric & Power Company, 06-01-98 ........................             910,863
                                                                                                         ------------
                                                                                                         $  2,831,542
                     ELECTRICAL AND ELECTRONICS - 8.69% of Total Net Assets
      1,000,000       7.875% General Electric Company, 09-15-98 .................................        $  1,014,670
      1,000,000       6.750% Texas Instruments, Inc., 07-15-99 ..................................           1,015,000
                                                                                                         ------------
                                                                                                         $  2,029,670
                     FINANCIAL SERVICES - 13.00% of Total Net Assets
      1,000,000       8.500% American General Finance Corporation, 06-15-99 .....................        $  1,035,290
      1,000,000       5.250% Associates Corporation of North America, 09-01-98  .................             998,630
      1,000,000       5.750% International Lease Finance Company, 01-15-99 ......................           1,001,240
                                                                                                         ------------
                                                                                                         $  3,035,160
                     INSURANCE - 8.81% of Total Net Assets
      1,000,000       9.000% SunAmerica, Inc., 01-15-99  ........................................        $  1,031,250
      1,000,000       7.750% Travelers Group, Inc., 06-15-99 ....................................           1,026,920
                                                                                                         ------------
                                                                                                         $  2,058,170
                     MANUFACTURING - 4.32% OF Total Net Assets
      1,000,000       6.375% Eaton Corporation, 04-01-99 ........................................        $  1,007,630
                                                                                                         ------------
                                                                                                         $  1,007,630






















                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 1998

    Principal Amount                                                                                     Market Value
    ----------------                                                                                     ------------
                     NATURAL GAS UTILITIES - 4.29% of Total Net Assets
    $ 1,000,000       5.875% Consolidated Natural Gas Company, 10-01-98  ........................        $  1,002,420
                                                                                                         ------------
                                                                                                         $  1,002,420

                     OIL AND OILFIELD SERVICES - 8.71% of Total Net Assets
      1,000,000       7.625% Baker Hughes, Inc., 02-15-99 .......................................        $  1,021,490
      1,000,000       6.950% Shell Oil Company, 12-15-98  .......................................           1,012,550
                                                                                                         ------------
                                                                                                         $  2,034,040
                     PHARMACEUTICALS - 4.28% of Total Net Assets
      1,000,000       8.625% McKesson Corporation, 02-01-98 .....................................        $  1,000,470
                                                                                                         ------------
                                                                                                         $  1,000,470
                     RETAIL - 8.18% of Total Net Assets
        900,000       8.750% Dillard Department Stores, Inc., 06-15-98  .........................        $    910,377
      1,000,000       5.500% Wal-Mart Stores, Inc., 03-01-98  ...................................           1,000,550
                                                                                                         ------------
                                                                                                         $  1,910,927
                     TELECOMMUNICATIONS - 8.62% of Total Net Assets
      1,000,000       6.125% GTE Northwest, 02-15-99 ............................................        $  1,004,480
      1,000,000       6.150% New England Telephone & Telegraph Company, 09-01-99  ...............           1,008,320
                                                                                                         ------------
                                                                                                         $  2,012,800
                     TOBACCO - 3.89% of Total Net Assets
        900,000       9.000% Philip Morris Companies, Inc., 05-15-98  ...........................        $    908,928
                                                                                                         ------------
                                                                                                         $    908,928
                                                                                                         ------------
                        Total Portfolio - 98.12% of total net assets (identified cost $22,816,884)(a)    $ 22,914,727
                        Other assets, less liabilities (1.88% of total net assets)                            440,191
                                                                                                         ------------
                        Net assets applicable to outstanding shares                                      $ 23,354,918
                                                                                                         ============

                        Note: (a) Aggregate cost for Federal income tax purposes.




















                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         THE AGGRESSIVE GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 1998


   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 100.13% of Total Net Assets

                     CHEMICALS - 4.01% of Total Net Assets
   6,000              Air Products & Chemicals, Inc. ............................................        $  480,375
  17,800              Wellman, Inc. .............................................................           319,288
                                                                                                         ----------
                                                                                                         $  799,663
                     COMPUTER SOFTWARE - 5.38% of Total Net Assets
  14,800              Autodesk, Inc. ............................................................        $  571,650
   9,450              Computer Associates International, Inc. ...................................           502,622
                                                                                                         ----------
                                                                                                         $1,074,272
                     CONSTRUCTION - 4.97% of Total Net Assets
   5,900              Fluor Corporation .........................................................        $  222,356
  13,000              Johns Manville Corporation  ...............................................           149,500
  25,400              Ryland Group, Inc. ........................................................           619,125
                                                                                                         ----------
                                                                                                         $  990,981
                     DATA PROCESSING - 3.81% of Total Net Assets
   9,800              Hewlett-Packard Company ...................................................        $  588,000
   7,400              Seagate Technology, Inc. (a) ..............................................           171,588
                                                                                                         ----------
                                                                                                         $  759,588
                     ELECTRICAL AND ELECTRONICS - 6.56% of Total Net Assets
  22,200              DSC Communications Corporation (a) ........................................        $  444,000
   5,400              Intel Corporation  ........................................................           437,400
  15,200              National Semiconductor Corporation (a) ....................................           427,500
                                                                                                         ----------
                                                                                                         $1,308,900
                     ENTERTAINMENT AND LEISURE - 10.55% of Total Net Assets
   5,300              The Walt Disney Company ...................................................        $  564,781
   9,000              Harcourt General, Inc. ....................................................           479,813
   3,700              Promus Hotel Corporation (a) ..............................................           167,194
   9,600              Tribune Company  ..........................................................           583,200
   7,500              Viacom, Inc. Class A (a) ..................................................           309,375
                                                                                                         ----------
                                                                                                         $2,104,363
                     FINANCIAL SERVICES - 15.56% of Total Net Assets
   2,600              Bank of New York, Inc. warrants (a)  ......................................        $  413,400
  16,182              Bear Stearns Companies, Inc. ..............................................           676,610
   9,240              Morgan Stanley, Dean Witter, Discover & Company ...........................           539,385
  22,950              The Charles Schwab Corporation ............................................           837,675
  11,400              State Street Corporation ..................................................           638,400
                                                                                                         ----------
                                                                                                         $3,105,470
                     MANUFACTURING - 12.96% of Total Net Assets
   8,400              Dana Corporation  .........................................................        $  421,050
  10,000              Harley-Davidson, Inc. .....................................................           251,250
   9,000              Harnischfeger Industries, Inc. ............................................           315,000
   8,600              Illinois Tool Works, Inc. .................................................           478,913
  12,583              Mattel, Inc. ..............................................................           509,612
  13,950              Parker-Hannifin Corporation ...............................................           609,441
                                                                                                         ----------
                                                                                                         $2,585,266


                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         THE AGGRESSIVE GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 1998

   Number
 Of Shares                                                                                              Market Value
 ---------                                                                                              ------------
                     OIL AND OILFIELD SERVICES - 6.57% of Total Net Assets
  42,700              Parker Drilling Company (a) ...............................................        $   496,388
 105,200              Wainoco Oil Corporation (a) ...............................................            815,300
                                                                                                         -----------
                                                                                                         $ 1,311,688
                     PHARMACEUTICALS - 7.67% of Total Net Assets
   6,400              Amgen, Inc.  (a) ..........................................................        $   320,000
  11,000              Biogen, Inc. (a) ..........................................................            452,375
  19,500              Chiron Corporation (a) ....................................................            349,781
  15,000              Genzyme Corporation (General Division) (a) ................................            400,313
   1,170              Genzyme Corporation Tissue Repair (a)  ....................................              8,330
                                                                                                         -----------
                                                                                                         $ 1,530,799
                     RETAIL - 5.05% of Total Net Assets
  15,200              Costco Companies, Inc. (a) ................................................        $   659,300
  13,000              Toys "R" Us, Inc. (a) .....................................................            348,563
                                                                                                         -----------
                                                                                                         $ 1,007,863
                     TRANSPORTATION - 10.13% of Total Net Assets
  16,000              ASA Holdings, Inc. ........................................................        $   552,000
  25,800              Kansas City Southern Industries, Inc. .....................................            772,388
  20,100              M.S. Carriers, Inc. (a) ...................................................            444,713
  37,500              Mesa Air Group, Inc. (a)  .................................................            253,125
                                                                                                         -----------
                                                                                                         $ 2,022,226
                     MISCELLANEOUS - 6.91% of Total Net Assets
  13,000              Browning-Ferris Industries, Inc. ..........................................        $   449,313
   5,500              Lockheed Martin Corporation  ..............................................            572,344
   6,450              Temple-Inland, Inc. .......................................................            357,975
                                                                                                         -----------
                                                                                                         $ 1,379,632
                                                                                                         -----------
                        Total Portfolio - 100.13% of total net assets (identified cost $11,554,935)(b)   $19,980,711
                        Liabilities, less other assets (.13% of total net assets)                            (25,218)
                                                                                                         -----------
                        Net assets applicable to outstanding shares                                      $19,955,493
                                                                                                         ===========

                        Note:(a) Non-income producing.
                             (b) Aggregate cost for Federal income tax purposes.


















                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 1998



1.   SIGNIFICANT ACCOUNTING POLICIES
     Permanent Portfolio Family of Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end, series, investment management company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.

     The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for
     registered  investment   companies.   The  preparation  of  such  financial
     statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

     Valuation of investments
     Investments are valued at market. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there is no active market are valued at fair value as determined by the Board of Directors. At January 31, 1998, one such investment in the Permanent Portfolio (1.17% of total net assets) was so valued.

     Investment transactions and investment income
     Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premium and discount for financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

     For the year ended January 31, 1998, investment income was earned as follows:

                                                 Permanent       Treasury Bill     Versatile Bond    Aggressive Growth
                                                 Portfolio         Portfolio          Portfolio           Portfolio
                                               ------------      -------------     --------------    -----------------
     Interest on:
       Corporate bonds ....................    $     41,328       $          -     $  1,273,136        $         -
       Swiss franc assets .................         257,132                  -                -                  -
       United States Treasury securities ..       1,939,807          5,084,800           48,375                611
       Other investments ..................          13,157             65,412           36,837             16,676
     Dividends ............................         516,418                  -                -            136,751
                                               ------------       ------------     ------------        -----------
       Total                                   $  2,767,842       $  5,150,212     $  1,358,348        $   154,038
                                               ============       ============     ============        ===========




                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 1998


     Translation of foreign currencies
     Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange at January 31, 1998; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies; foreign currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books verses the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies at January 31, 1998.

     Federal income taxes
     Each of the Fund's Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 1998, pursuant to the requirements of the Code.

     At January 31, 1998, capital loss carryforwards available to offset future realized gains, if any, are as follows: $151,117 in the Treasury Bill Portfolio, of which $1,752, $98,561, $41,743, $5,429 and $3,632 expire on
     January 31, 2001, January 31, 2002, January 31, 2003, January 31, 2004 and January 31, 2005, respectively; $143,239 in the Versatile Bond Portfolio, of which $89,841, $34,492 and $18,906 expire on January 31, 2003, January 31, 2004 and January 31, 2006, respectively; and $92,993 in the Aggressive Growth Portfolio, all of which expires on January 31, 2006. There were no capital loss carryforwards in the Permanent Portfolio.

     Pursuant to the Code, 16.55% and 100.00% of the distributions made from investment company taxable income in 1997 by the Permanent Portfolio and Aggressive Growth Portfolio, respectively, qualify for the corporate dividends received deduction.

     Distributions
     Distributions to shareholders from net investment income and realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such distributions are determined in accordance with the Code which may differ from generally accepted accounting principles. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund's Portfolios. During the year ended January 31, 1998, the Fund reclassified from undistributed net investment income to paid-in capital, certain book and tax basis differences relating to shareholder distributions, totaling $174,478, $1,380,672, $457,620 and $24,982 for the Permanent Portfolio, the
     Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio, respectively. Additionally in the Permanent Portfolio, $10,793 was reclassified from accumulated net realized gain on foreign currency transactions to undistributed net investment income due to these differences.









                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 1998



     Equalization
     The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

2.   INVESTMENTS IN AFFILIATED ISSUERS
     The Permanent Portfolio held 4,297 units of United States Gold Trust, an affiliated investment trust, resulting in net unrealized depreciation of $14,348 at January 31, 1998. The Permanent Portfolio received no income from this investment during the year then ended.

3.   INVESTMENT ADVISORY CONTRACT
     In accordance with the terms of an Investment Advisory Contract (the "Contract"), World Money Managers ("WMM"), the Fund's investment adviser, receives a comprehensive advisory fee monthly, computed at the following annual rate: (i) for each Portfolio, 1/4 of 1% of the first $200 million of the Portfolio's average daily net assets; plus (ii) for the Fund as a whole: 7/8 of 1% of the first $200 million of the Fund's average daily net assets; 13/16 of 1% of the next $200 million of the Fund's average daily net assets; 3/4 of 1% of the next $200 million of the Fund's average daily net assets; and 11/16 of 1% of the Fund's average daily net assets in excess of $600 million, such fee for the Fund as a whole to be allocated among the Portfolios in proportion to their net assets.

     All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund's Portfolios in proportion to their net assets. Except for the comprehensive advisory fee, the fees and expenses of the Fund's directors, the salary expense of the Fund's officers, excise taxes and extraordinary expenses as defined by the Contract, WMM pays or reimburses the Fund for substantially all of the Fund's ordinary operating expenses out of its comprehensive advisory fee.

     During the year ended January 31, 1998, WMM voluntarily agreed to waive portions of the advisory fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio's total advisory fee otherwise would exceed an annual rate of 5/8 of 1%, in the case of the Treasury Bill Portfolio, or 3/4 of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio's average daily net assets. WMM may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.

     WMM is a limited partnership of which one of the general partners is the President and a director of the Fund and the other general partner is a corporation wholly owned by the same individual.
















                              Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 1998





4.   PURCHASES AND SALES OF SECURITIES
     The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 1998:

                                                     Permanent      Treasury Bill    Versatile Bond  Aggressive Growth
                                                     Portfolio        Portfolio        Portfolio         Portfolio
                                                  ---------------  ---------------  ---------------  -----------------
      Purchases................................   $     3,497,955             None   $   12,224,360    $     1,630,210
      Sales....................................         7,012,403             None       12,192,210            377,082


5.   NET UNREALIZED APPRECIATION OF INVESTMENTS

     The following is a summary of net unrealized appreciation of investments at
     January 31, 1998 for federal income tax purposes:
                                                     Permanent      Treasury Bill    Versatile Bond  Aggressive Growth
                                                     Portfolio        Portfolio        Portfolio         Portfolio
                                                  ---------------  ---------------  ---------------  -----------------
     Aggregate gross unrealized appreciation of
     investments with excess of value over tax
     cost:
      Investments in securities of
      unaffiliated issuers ....................   $    17,814,541   $       14,138   $      102,292    $     8,826,038
      Investments other than securities .......           580,762                -                -                  -
                                                  ---------------   --------------   --------------    ---------------
                                                       18,395,303           14,138          102,292          8,826,038
     Aggregate gross  unrealized  depreciation
     of investments with excess of tax cost
     over value:
      Investments in securities of unaffiliated
      issuers .................................          (775,806)          (2,307)          (4,449)          (400,262)
      Investments other than securities........        (3,869,512)               -                -                  -
                                                  ---------------   --------------   --------------    ---------------
                                                       (4,645,318)          (2,307)          (4,449)          (400,262)
                                                  ---------------   --------------   --------------    ---------------
      Net unrealized appreciation
       of investments                             $    13,749,985   $       11,831   $       97,843    $     8,425,776
                                                  ===============   ==============   ==============    ===============


6.   LINE OF CREDIT
     On March 3, 1990, the Fund entered into a line of credit agreement with a foreign bank whereby the Permanent Portfolio may borrow up to $2,000,000 for a period not to exceed twenty-one days, for the purpose of making settlement for purchases of investments in the event that banks in the United States are not able to operate according to their normal procedures. The agreement is in effect through April 30, 1998.

     Interest is charged at a base rate of 1% per annum above the offered rate for deposits of United States Dollars on the London Interbank Market (LIBOR) for terms substantially similar to any drawdown. The Permanent Portfolio is obligated to pay a commitment fee of 1/2% per year on the entire commitment amount.

     The line is collateralized by United States Treasury bills having a face value of not less than 125% of the outstanding principal balance and a maturity date of not more than one year. The agreement contains certain covenants, including but not limited to, the Permanent Portfolio maintaining a specified net asset value of at least $60 million. During the year ended January 31, 1998, there were no amounts outstanding under this agreement.



                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 1998

7.   CAPITAL STOCK TRANSACTIONS

     Transactions  in shares of each  Portfolio's  capital  stock  exclusive  of amounts  allocated to undistributed  net investment  income were as follows for the years ended January 31, 1998 and 1997:
                                                                       Permanent Portfolio
                                      ---------------------------------------------------------------------------------
                                                      1998                                          1997
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................     267,705           $  4,309,828                437,736         $  7,182,111
     Distributions reinvested.........     124,147              2,324,036                 99,400            1,837,906
                                         ---------           ------------             ----------         ------------
                                           391,852              6,633,864                537,136            9,020,017

     Shares redeemed..................    (632,375)           (10,637,997)              (647,681)         (10,801,933)
                                         ---------           ------------             ----------         ------------
     Net decrease                         (240,523)          $ (4,004,133)              (110,545)        $ (1,781,916)
                                         =========           ============             ==========         ============

                                                                       Treasury Bill  Portfolio
                                      ---------------------------------------------------------------------------------
                                                      1998                                          1997
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................     667,488           $ 43,964,269                763,237         $ 49,387,677
     Distributions reinvested.........      48,405              3,251,352                 61,755            4,149,954
                                         ---------           ------------             ----------         ------------
                                           715,893             47,215,621                824,992           53,537,631

     Shares redeemed..................    (880,865)           (57,996,734)              (955,791)         (62,000,227)
                                         ---------           ------------             ----------         ------------
     Net decrease                         (164,972)          $(10,781,113)              (130,799)        $ (8,462,596)
                                         =========           ============             ==========         ============

                                                                       Versatile Bond  Portfolio
                                      ---------------------------------------------------------------------------------
                                                      1998                                          1997
                                      ----------------------------------------   --------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------   -------------------  -----------------
     Shares sold......................     410,273           $ 21,564,778                337,677         $ 17,383,088
     Distributions reinvested.........       9,512                553,476                 11,742              670,356
                                         ---------           ------------             ----------         ------------
                                           419,785             22,118,254                349,419           18,053,444

     Shares redeemed..................    (393,973)           (20,789,895)              (330,784)         (17,047,752)
                                         ---------           ------------             ----------         ------------
     Net increase                           25,812           $  1,328,359                 18,635         $  1,005,692
                                         =========           ============             ==========         ============

                                                                       Aggressive Growth Portfolio
                                      ---------------------------------------------------------------------------------
                                                      1998                                          1997
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................     195,149           $ 10,447,677                159,742         $  6,989,548
     Distributions reinvested.........      18,011              1,021,204                  2,099               98,304
                                         ---------           ------------             ----------         ------------
                                           213,160             11,468,881                161,841            7,087,852

     Shares redeemed..................    (181,840)            (9,653,981)              (110,561)          (4,843,754)
                                         ---------           ------------             ----------         ------------
     Net increase                           31,320           $  1,814,900                 51,280         $  2,244,098
                                         =========           ============             ==========         ============

                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 1998



8.   REGULATORY  MATTERS
     Following a routine examination of the Fund in 1991, the Securities and Exchange Commission (the "Commission") instituted public administrative and cease-and-desist proceedings on January 13, 1997, to determine the truth of allegations by the Commission's Division of Enforcement (the "Division") that WMM and two of the Fund's directors and officers (the "Respondents") violated certain provisions of federal securities laws in fiscal years 1990 through 1992. The allegations include the following: that WMM, Terry Coxon and Alan Sergy violated Section 206 of the Investment Advisers Act of 1940, as amended, through conduct that included improper self-dealing at the expense of the Fund; that WMM received excessive reimbursements under the Fund's Marketing and Distribution Plan (the "Marketing Plan") during the fiscal year ended January 31, 1991; that during fiscal years 1990 through 1992, the Fund's Board of Directors did not meet at the end of each quarter to review the expenses incurred under the Marketing Plan and that the reports thereon contained insufficient detail; and in April 1990, the Permanent Portfolio acquired a "call option" prohibited by the Fund's fundamental investment policies and managed the investment for the advantage of a client of an officer of the Fund. No charges have been made against the Fund. The Respondents have denied all of the allegations of the Division and are contesting the proceedings. From May 5, 1997 through May 15, 1997, an administrative hearing on these charges was held before Chief Administrative Law Judge Brenda P. Murray in San Francisco, California. Thereafter, the Division and Respondents submitted post-hearing briefs and the matter is currently under submission for decision. Pursuant to Maryland law and the Fund's Bylaws, the Fund has agreed to continue to pay directly on behalf of the Respondents, or to reimburse them, for certain expenses incurred by them in connection with the proceedings, including expenses paid by WMM to persons who are directors and officers of the Fund for litigation support services. The Fund's management does not believe the Fund will incur substantial additional expenses relating to this matter. The Fund so paid or reimbursed the following expenses during the years ended January 31, 1992 through 1998:

                 Permanent     Treasury Bill  Versatile Bond  Aggressive Growth
                 Portfolio       Portfolio      Portfolio         Portfolio
               -------------   -------------  --------------  -----------------
     1992 ....   $        -      $        -      $        -       $        -
     1993 ....       62,331          63,961               -                -
     1994 ....            -               -               -                -
     1995 ....       78,010          71,156           6,213            1,777
     1996 ....       26,100          22,233           1,646              848
     1997 ....       53,511          43,469           3,046            2,640
     1998 ....      325,585         293,026               -           32,558
                 ----------      ----------      ----------       ----------
                 $  545,537      $  493,845      $   10,905       $   37,823
                 ==========      ==========      ==========       ==========

9.   SUBSEQUENT EVENTS
     On March 9, 1998, the Fund's Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (the "Plan"). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a "Participant"), as defined by the Plan, a disability benefit equal to 50% of the Participant's salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund's Board of Directors at any time prior to each annual renewal. On March 10, 1998, the Fund accrued an estimated liability of $107,808 under the Plan.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO






Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each fiscal year:
                                                 Year ended           Year ended            Year ended         Year ended
                                              January 31, 1998     January 31, 1997      January 31, 1996   January 31, 1995
                                              ----------------     ----------------      ----------------   ----------------
Net asset value, beginning of year                $   18.40           $   18.80             $   16.51           $   17.55
                                                  ---------           ---------             ---------           ---------
  Income or loss from investment operations:
    Net investment income  ................             .37                 .52                   .50                 .64
    Net realized and unrealized gains
      or losses on investments and
      foreign currencies   ................            1.01                (.41)                 2.17               (1.46)
                                                  ---------           ---------             ---------           ---------
      Total income or loss from
        investment operations                          1.38                 .11                  2.67                (.82)

  Less distributions from:
    Net investment income  ................            (.34)               (.42)                 (.38)               (.22)
    Net realized gain on investments  .....            (.36)               (.09)                    -                   -
                                                  ---------           ---------             ---------           ---------
      Total distributions                              (.70)               (.51)                 (.38)               (.22)
                                                  ---------           ---------             ---------           ---------

Net asset value, end of year                      $   19.08           $   18.40             $   18.80           $   16.51
                                                  =========           =========             =========           =========

Total return (1)  .........................           7.57%                .57%                16.20%             (4.65)%

Ratios / supplemental data:
  Net assets, end of year (in thousands)...       $  71,099           $  72,992             $  76,641           $  71,610
                                                  =========           =========             =========           =========


  Ratio of expenses to average net assets..           1.91%               1.49%                 1.35%               1.32%
  Ratio of net investment income
     to average net assets ................           1.96%               2.78%                 2.85%               2.63%
  Portfolio turnover rate .................           7.66%              12.29%                 9.96%              31.24%
  Average brokerage commission
     rate paid (2) ........................       $   .0207           $   .0587             $       -           $       -




(l) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.
(2) Average brokerage commission rate paid information was not required for years beginning before September 1, 1995.


                             See accompanying notes.

   Year ended         Year ended         Year ended         Year ended         Year ended         Year ended
January 31, 1994   January 31, 1993   January 31, 1992   January 31, 1991   January 31, 1990   January 31, 1989
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
   $   15.36          $   15.21          $   15.10         $   15.57          $   15.00           $   14.71
   ---------          ---------          ---------         ---------          ---------           ---------

         .44                .49                .51               .64                .57                 .46


        1.99               (.05)               .51              (.63)                 -                (.15)
   ---------          ---------          ---------         ---------          ---------           ---------

        2.43                .44               1.02               .01                .57                 .31


        (.24)              (.29)              (.91)             (.48)                 -                   -
           -                  -                  -                 -                  -                (.02)
   ---------          ---------          ---------         ---------          ---------           ---------
        (.24)              (.29)              (.91)             (.48)                 -                (.02)
   ---------          ---------          ---------         ---------          ---------           ---------

   $   17.55          $   15.36          $   15.21         $   15.10          $   15.57           $   15.00
   =========          =========          =========         =========          =========           =========

      15.86%              2.93%              7.01%              .15%              3.80%               2.11%


   $  79,043          $  65,937          $  72,312         $  80,542          $  93,663           $  97,475
   =========          =========          =========         =========          =========           =========


       1.21%              1.25%              1.27%             1.36%              1.17%               1.17%

       2.66%              3.20%              3.29%             4.22%              3.80%               3.00%
      49.51%             70.77%              8.01%            31.58%             61.44%              23.87%

   $       -          $       -          $       -         $       -          $       -           $       -



                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE TREASURY BILL PORTFOLIO





Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each fiscal year:

                                                            Year ended          Year ended         Year ended          Year ended
                                                         January 31, 1998    January 31, 1997   January 31, 1996    January 31, 1995
                                                         ----------------    ----------------   ----------------    ----------------
Net asset value, beginning of year                         $    67.55          $    67.84          $    66.40         $    64.81
                                                           ----------          ----------          ----------         ----------
  Income from investment operations:
    Net investment income (1)  ....................              2.69                2.84                3.22               2.65
    Net realized and unrealized gains
     or losses on investments (2) .................               .06                 .01                 .06               (.39)
                                                           ----------          ----------          ----------         ----------
      Total income from investment operations                    2.75                2.85                3.28               2.26

  Less distributions from:
    Net investment income  ........................             (2.74)              (3.14)              (1.84)              (.67)
                                                           ----------          ----------          ----------         ----------
      Total distributions                                       (2.74)              (3.14)              (1.84)              (.67)
                                                           ----------          ----------          ----------         ----------

Net asset value, end of year                               $    67.56          $    67.55          $    67.84         $    66.40
                                                           ==========          ==========          ==========         ==========

Total return (3) ...................................            4.09%               4.23%               4.95%              3.49%

Ratios / supplemental data:
  Net assets, end of year (in thousands)  ..........       $   94,200          $  105,342          $  114,667         $  121,666
                                                           ==========          ==========          ==========         ==========

  Ratio of expenses to average net assets (1)  .....            1.20%                .90%                .82%               .82%
  Ratio of net investment income
    to average net assets  .........................            3.98%               4.19%               4.79%              3.57%






(l) Due to the waiver of advisory fees and, effective January 1, 1991 through January 31, 1994, distribution expenses, the ratio of expenses to average net assets was reduced by .50% for the year ended January 31, 1998 and .50%, .50%, .50%, .49%, .47%, .48%, .47%, .62% and .62% for the years ended January 31, 1997,  1996, 1995, 1994, 1993, 1992, 1991, 1990 and 1989,
     respectively. Without this waiver, the net investment income per share would have been $2.19 for the year ended January 31, 1998 and $2.37, $2.78, $2.12, $1.04, $1.28, $2.85, $3.85, $3.96 and $3.00 for the years then ended.
(2) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(3) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.


                             See accompanying notes.



    Year ended        Year ended         Year ended        Year ended         Year ended          Year ended
 January 31, 1994  January 31, 1993   January 31, 1992  January 31, 1991   January 31, 1990   January 31, 1989
 ----------------  ----------------   ----------------  ----------------   ----------------   ----------------
    $    64.45        $    64.99         $    63.11         $    59.35        $    54.91         $    51.54
    ----------        ----------         ----------         ----------        ----------         ----------

          1.53              1.68               3.26               4.20              4.36               3.38

          (.09)              .19               (.08)              (.01)              .08                .02
    ----------        ----------         ----------         ----------        ----------         ----------
          1.44              1.87               3.18               4.19              4.44               3.40


         (1.08)            (2.41)             (1.30)              (.43)                -               (.03)
    ----------        ----------         ----------         ----------        ----------         ----------
         (1.08)            (2.41)             (1.30)              (.43)                -               (.03)
    ----------        ----------         ----------         ----------        ----------         ----------

    $    64.81        $    64.45         $    64.99         $    63.11        $    59.35         $    54.91
    ==========        ==========         ==========         ==========        ==========         ==========

         2.24%             2.89%              5.05%              7.06%             8.09%              6.60%


    $  133,970        $  179,888         $  320,382         $  207,889        $   61,056         $   31,370
    ==========        ==========         ==========         ==========        ==========         ==========

          .72%              .73%               .73%               .83%              .54%               .54%
         2.46%             2.97%              4.87%              6.74%             7.87%              6.70%


                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO





Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each fiscal period:

                                                          Year ended              Year ended            Year ended
                                                       January 31, 1998        January 31, 1997      January 31, 1996
                                                       ----------------        ----------------      ----------------
Net asset value, beginning of period                     $   57.24                $   56.85            $   54.90
                                                         ---------                ---------            ---------

  Income from investment operations:
    Net investment income (2)  ...............                2.87                     2.94                 2.91
    Net realized and unrealized gains
      or losses on investments (3)  ..........                 .17                     (.34)                1.05
                                                         ---------                ---------            ---------
      Total income from investment operations                 3.04                     2.60                 3.96

  Less distributions from:
    Net investment income  ...................               (1.70)                   (2.21)               (2.01)
    Net realized gain on investments  ........                   -                        -                    -
                                                         ---------                ---------            ---------
      Total distributions                                    (1.70)                   (2.21)               (2.01)
                                                         ---------                ---------            ---------

Net asset value, end of period                           $   58.58                $   57.24            $   56.85
                                                         =========                =========            =========

Total return (4)  ............................               5.33%                    4.58%                7.24%

Ratios / supplemental data:
  Net assets, end of period (in thousands)....           $  23,355                $  21,345            $  20,137
                                                         =========                =========            =========

  Ratio of expenses to average net assets (2).               1.01%                     .97%                 .89%
  Ratio of net investment income
    to average net assets  ...................               4.95%                    5.16%                5.21%
  Portfolio turnover rate  ...................              55.53%                  102.29%               51.64%




* Computed on an annualized basis.

(l)  The Versatile Bond Portfolio commenced investment operations
     November 12, 1991.
(2) Due to the waiver of advisory fees and through January 31, 1994, distribution expenses, the ratio of expenses to average net assets was reduced by .38% for the year ended January 31, 1998 and .38%, .37%, .36%, .39%, .41% and .43% for the years ended January 31, 1997, 1996, 1995, 1994,
     1993 and the period ended January 31, 1992, respectively. Without this waiver, the net investment income per share would have been $2.59 for the year ended January 31, 1998 and $2.66, $2.65, $1.84, $1.57, $1.77 and $2.13
     for the years and the period then ended.
(3) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(4) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.



                             See accompanying notes.



   Year ended          Year ended          Year ended          Period ended
January 31, 1995    January 31, 1994    January 31, 1993    January 31, 1992(1)
----------------    ----------------    ----------------    ------------------
   $   54.76           $   53.63            $   50.58           $   50.00
   ---------           ---------            ---------           ---------


        2.12                1.87                 2.06                2.51

        (.63)               (.04)                1.00               (1.93)
   ---------           ---------            ---------           ---------
        1.49                1.83                 3.06                 .58


       (1.33)               (.70)                (.01)                  -
        (.02)                  -                    -                   -
   ---------           ---------            ---------           ---------
       (1.35)               (.70)                (.01)                  -
   ---------           ---------            ---------           ---------

   $   54.90           $   54.76            $   53.63           $   50.58
   =========           =========            =========           =========

       2.74%               3.42%                6.05%               3.33%*


   $  22,229           $  35,682            $  23,217           $     596
   =========           =========            =========           =========

        .86%                .89%                 .89%               1.07%*

       3.84%               3.46%                3.86%               4.00%*
      74.62%              75.05%              224.95%             600.99%*


                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                        THE AGGRESSIVE GROWTH PORTFOLIO






Financial  highlights  for the  Aggressive  Growth  Portfolio
For each share of capital stock outstanding throughout each fiscal period:
                                                                    Year ended                Year ended               Year ended
                                                                 January 31, 1998          January 31, 1997         January 31, 1996
                                                                 ----------------          ----------------         ----------------
Net asset value, beginning of period                                $    47.66               $    40.65                 $    31.61
                                                                    ----------               ----------                 ----------

  Income or loss from investment operations:
    Net investment income (loss)  ............................            (.31)                     .26                       (.02)
    Net realized and unrealized gains
      or losses on investments  ..............................           11.97                      7.05                      10.68
                                                                    ----------               ----------                 ----------
      Total income or loss from investment operations                    11.66                     7.31                      10.66

  Less distributions from:
    Net investment income  ...................................            (.19)                    (.25)                      (.11)
    Net realized gain on investments  ........................           (2.89)                    (.05)                     (1.51)
                                                                    ----------               ----------                 ----------
      Total distributions                                                (3.08)                    (.30)                     (1.62)
                                                                    ----------               ----------                 ----------

Net asset value, end of period                                      $    56.24               $    47.66                 $    40.65
                                                                    ==========               ==========                 ==========

Total return (2)  .............................................         24.41%                   18.00%                     33.78%

Ratios / supplemental data:
 Net assets, end of period (in thousands)  ....................     $   19,955               $   15,417                 $   11,067
                                                                    ==========               ==========                 ==========

 Ratio of expenses to average net assets ......................          1.46%                    1.33%                      1.19%
 Ratio of net investment income (loss) to average net assets...         (.60)%                     .59%                     (.06)%
 Portfolio turnover rate ......................................          2.15%                   21.32%                     18.94%
 Average brokerage commission rate paid (3) ...................     $    .0041               $    .0588                 $        -


* Computed on an annualized basis.

(l)  The Aggressive  Growth Portfolio  commenced  investment  operations May 16,
     1990.
(2) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.
(3) Average brokerage commission rate paid information was not required for years beginning before September 1, 1995.


                             See accompanying notes.

     Year ended            Year ended            Year ended            Year ended            Period ended
   January 31, 1995      January 31, 1994      January 31, 1993      January 31, 1992      January 31, 1991(1)
   ----------------      ----------------      ----------------      ----------------      ------------------
      $   32.56            $   26.63             $   22.77             $   18.35               $   20.00
      ---------            ---------             ---------             ---------               ---------


           (.01)                 .01                   .02                   .06                     .13

           (.89)                6.41                  4.44                  4.38                   (1.78)
      ---------            ---------             ---------             ---------               ---------
           (.90)                6.42                  4.46                  4.44                   (1.65)


           (.03)                (.02)                 (.13)                 (.02)                      -
           (.02)                (.47)                 (.47)                    -                       -
      ---------            ---------             ---------             ---------               ---------
           (.05)                (.49)                 (.60)                 (.02)                      -
      ---------            ---------             ---------             ---------               ---------

      $   31.61            $   32.56             $   26.63             $   22.77               $   18.35
      =========            =========             =========             =========               =========

        (2.75)%               24.25%                19.77%                24.21%                 (8.25)%*


      $   6,758            $   7,201             $   3,596             $   2,577               $   1,151
      =========            =========             =========             =========               =========

          1.23%                1.20%                 1.12%                 1.18%                   1.07%*
         (.04)%                 .02%                  .12%                  .23%                    .64%*
         26.29%               29.83%                25.62%                53.18%                  36.88%*
      $       -            $       -             $       -             $       -               $       -


                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.


                            Permanent Portfolio (PP)


                  (Graph ommitted, see description on page 35)






                         Versatile Bond Portfolio (VBP)


                  (Graph ommitted, see description on page 35)






                       Aggressive Growth Portfolio (AGP)


                  (Graph ommitted, see description on page 35)










                 See following page for explanation of graphs.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.






     The graphs on the preceding page compare the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal years of the Permanent Portfolio and each of the most recently completed fiscal years since the commencement of investment operations for the Aggressive Growth Portfolio and the Versatile Bond Portfolio, assuming a $10,000 investment in the Portfolio at the beginning of the first fiscal year and reinvestment of all dividends and distributions, to a $10,000 investment over the same periods in the following broad-based securities market indexes: for the Permanent Portfolio, 3-month Treasury bills from the weekly releases of Selected Interest Rates from the Federal Reserve; for the Versatile Bond Portfolio, 180-day rates on certificates of deposit from the Dow Jones News Retrieval Service; and for the Aggressive Growth Portfolio, the Dow Jones Industrial Average, which is an average of the stock prices of 30 large companies and represents an unmanaged portfolio. The tables below show each Portfolio's average annual total returns for the periods indicated, assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee. Past performance is not predictive of future performance.


     Permanent Portfolio(1)                     Versatile Bond Portfolio(2)                  Aggressive Growth Portfolio(3)
     ----------------------                     ---------------------------                  ------------------------------
 1 year ended 1/31/98            7.51%        1 year ended 1/31/98            5.27%        1 year ended 1/31/98           24.34%
 5 years ended 1/31/98           6.72%        5 years ended 1/31/98           4.59%        5 years ended 1/31/98          18.79%
10 years ended 1/31/98           4.87%        6 years, 127 days ended 1/31/98 4.73%        8 years, 29 days ended 1/31/98 15.57%
15 years ended 1/31/98           4.78%
15 years, 62 days ended 1/31/98  5.05%
---------------------


(1) The Permanent Portfolio commenced operations on December 1, 1982.
(2) The Versatile Bond Portfolio commenced operations on September 27, 1991.
(3) The Aggressive Growth Portfolio commenced operations on January 2, 1990.
(4) The Treasury Bill Portfolio is not included in the data above because it is a money market portfolio. Yield on the Treasury Bill Portfolio for the seven days ended and January 31, 1998, assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was 4.63%, and effective yield was 4.74%.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.







     Management's Discussion and Analysis

     Permanent Portfolio
     The Permanent Portfolio's investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks, and dollar assets such as United States Treasury securities. The strong performance of the U.S. stock, bond and silver markets throughout 1997 were partially offset by the weak performance in the gold market, as well as the relative performance of the Swiss franc. Accordingly, the Portfolio achieved a total return of 7.57% for the year ended January 31, 1998, as compared to an inflation rate of 1.57% during the year then ended.

     Treasury Bill Portfolio
     The Treasury Bill Portfolio's investment objective is to achieve high current income, consistent with safety and liquidity of principal. It invests in short-term United States Treasury securities. The Portfolio achieved a total return of 4.09% and maintained an average maturity of between 60 and 90 days throughout the year ended January 31, 1998. This return was consistent with other money market funds that invest primarily in short-term United States Treasury securities.

     Versatile Bond Portfolio
     The Versatile Bond Portfolio's investment objective is to achieve high current income while limiting risk to principal. It invests in a diversified portfolio of short-term corporate bonds rated "A" or higher by Standard & Poor's. The Portfolio achieved a total return of 5.33% while maintaining an average maturity of between 300 and 500 days throughout the year ended January 31, 1998. This return was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity.

     Aggressive Growth Portfolio
     The Aggressive Growth Portfolio's investment objective is to achieve high long-term appreciation. It is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. The Portfolio achieved a total return of 24.41% for the year ended January 31, 1998, as compared to 18.06% for the Dow Jones Industrial Average and 27.91% for the Standard and Poor's 500 Stock Index for the year then ended.

                      This page intentionally left blank.

           INVESTMENT ADVISER                                The
             World Money Managers                         PERMANENT
             Terry Coxon, General Partner                 PORTFOLIO
             625 Second Street                         Family of Funds
             Petaluma, California 94952

           CONSULTANTS TO THE FUND
             Harry Browne
             Douglas Casey

           TRANSFER AGENT
             Chase Global Funds Services Company
             P.O. Box 2798
             Boston, Massachusetts 02208
             (for overnight delivery services,
             73 Tremont Street
             Boston, Massachusetts 02108)
             1-800-341-8900
             In Mass. 1-617-557-8000

           CUSTODIAN
             State Street Bank and Trust Company
             Boston, Massachusetts 02105

           INDEPENDENT AUDITORS
             KPMG Peat Marwick LLP
             Three Embarcadero Center
             San Francisco, California  94111





         INVESTOR'S INFORMATION OFFICE
                 P.O. BOX 5847                             ANNUAL REPORT
               Austin, Texas 78763                        January 31, 1998
            1-800-531-5142 Nationwide
              Local 1-512-453-7558